Going concern (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Going Concern [Abstract]
Net loss and comprehensive loss	$ 2,832,864	$ 2,362,239	$ 4,346,200
Negative cash flow from operations	982,437	1,339,309	$ 2,055,242
Working capital deficit	$ 4,301,324	$ 3,828,503